Patents and other intangibles	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Patents and other intangibles
14. Patents and other intangibles

	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2024	990,391	383,506	1,373,897
Additions during the period	157,607	-	157,607
As at December 31, 2024	1,147,998	383,506	1,531,504

Accumulated amortization
As at January 1, 2024	(375,288)	(84,405)	(459,693)
Charge	(98,374)	(83,617)	(181,991)
As at December 31, 2024	(473,662)	(168,022)	(641,684)

Cost
As at January 1, 2025	1,147,998	383,506	1,531,504
Additions during the period	127,135	-	127,135
As at December 31, 2025	1,275,133	383,506	1,658,639

Accumulated amortization
As at January 1, 2025	(473,662)	(168,022)	(641,684)
Charge	(94,723)	(47,046)	(141,769)
As at December 31, 2025	(568,385)	(215,068)	(783,453)

Net book value
As at December 31, 2024	674,336	215,484	889,820
As at December 31, 2025	706,748	168,438	875,186
Lifezone’s intellectual property includes six patent families, covering various enhancements to the Hydromet Technology process for metal production from ores, concentrates and other feedstocks, including PGM, gold, silver, base metals and rare earth metals. These enhancements span the handling of gangue elements, purification steps, diverse feed materials, and carbon emissions minimization.